INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAX EXPENSES	INCOME TAX EXPENSES

	2023	2022	2021
Profit before income tax expenses	17,418,253	34,264,184	98,948,305
Income tax rate	35%	35%	35%
Income tax at the statutory tax rate	(6,096,389)	(11,992,464)	(34,631,906)
Adjustments for calculation of the effective income tax:
Recovery of tax losses / Unrecognized tax losses	1,063,259	(13,965,632)	(1,438,622)
Effects of inflation adjustments for accounting and tax purposes	(2,979,017)	(2,571,900)	(1,029,682)
Change in tax rate	(13,233)	3,000	(23,401,908)
Other non-taxable income or non-deductible expense, net	287,650	(110,433)	37,320
Total income tax	(7,737,730)	(28,637,429)	(60,464,798)
Income tax
Current	(3,809,918)	(12,782,304)	(40,269,309)
Deferred	(3,927,812)	(15,855,125)	(20,195,489)
Total	(7,737,730)	(28,637,429)	(60,464,798)
11.1. The deferred income tax assets and liabilities are as follows:

	2023	2022
Assets
Tax loss carryforward	10,387,206	15,159,150
Valuation allowance of tax loss carryforward	(4,137,345)	(13,982,670)
Leases	504,358	16,370
Provisions	2,071,727	918,897
Salaries and social security contributions	307,325	178,670
Other liabilities	338,199	428,218
Others	566,268	216,228
Total deferred tax assets	10,037,738	2,934,863

	2023	2022
Liabilities
Property, plant and equipment	(100,938,571)	(92,302,691)
Inventories	(14,854,114)	(9,741,243)
Taxes payable (tax inflation adjustment)	(648,759)	(3,374,191)
Borrowings	(194,128)	(89,222)
Others	(1,576)	(99,114)
Total deferred tax liabilities	(116,637,148)	(105,606,461)
Total net deferred tax liabilities	(106,599,410)	(102,671,598)
11.2. Unrecognized temporary differences on investments and other interests
Temporary differences related to investments in subsidiaries and other interests for which no deferred tax assets or liabilities have been recognized since it is not considered probable that they will be reversed in the foreseeable future, are as follows:

	2023	2022
Subsidiaries	(744,988)	1,188,609
Others	(11,122)	(11,055)
Total	(756,110)	1,177,554
The Group carries tax losses in relation to which an impairment has been recognized and other unrecognized tax losses for a total of 14,178,123, of which 429,819 expires in 2024, 100,462 in 2025, 843,487 in 2026, 12,781,349 in 2027 and 23,007 in 2028.